Financial Instruments and Financial Risk Management - Schedule of Fair Value and Fair Value Hierarchy of Tax Receivable Liability Carried at Amortized Cost (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Sep. 30, 2025
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	€ 294,219	€ 302,400
Carrying Value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	355,100	356,764
Fair Value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	€ 387,472	€ 370,080